UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08953
Highland Floating Rate Fund

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 900
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: June 30
Date of reporting period: May 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of May 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (a) - 73.0%

AEROSPACE - 2.2%

	AWAS Capital, Inc.
2,005,724	First Lien Term Loan, 2.06%, 03/25/13	1,882,041
1,012,519	Second Priority Term Loan, 6.31%, 03/25/13	827,735
	Delta Air Lines, Inc.
2,385,408	Credit-Linked Deposit Loan, 2.22%, 04/30/12	2,303,040
	Hawker Beechcraft Acquisition Co. LLC
112,275	Letter of Credit Facility Deposit, 03/26/14 (b)	92,908
1,887,725	Term Loan, 03/26/14 (b)	1,562,092
	US Airways Group, Inc.
5,619,701	Term Loan, 2.81%, 03/21/14	4,401,434

		11,069,250

BROADCASTING - 7.6%

	All3Media Intermediate Ltd.
2,883,246	Facility B1, 2.91%, 08/31/14	2,494,008
	ComCorp Broadcasting, Inc.
271,635	Revolving Loan, 9.00%, 10/03/12 (c) (d)	235,155
2,717,483	Term Loan, 9.00%, 04/03/13 (c) (d)	2,352,525
	Cumulus Media, Inc.
4,985,222	Replacement Term Loan, 4.34%, 06/11/14	4,589,545
	Entercom Radio LLC
3,550,000	Term A Loan, 1.48%, 06/29/12	3,348,839
	Univision Communications, Inc.
7,443,254	Initial Term Loan, 2.50%, 09/29/14	6,412,066
	Young Broadcasting, Inc.
42,286	Term Loan, 9.00%, 11/03/12 (d)	42,286
19,520,239	Term Loan, 11/03/12 (e)	18,464,975

		37,939,399

CABLE/WIRELESS VIDEO - 9.2%

	Broadstripe, LLC
3,250,859	DIP Revolver, 3.72%, 06/30/11 (d) (e) (f)	3,249,558
44,306,267	First Lien Term Loan, 06/30/11 (d) (e)	33,889,864
1,428,203	Revolver, 06/30/11 (d) (e)	1,092,432
	Northland Cable Television, Inc.
4,737,585	First Lien Term Loan B, 4.31%, 12/22/12	4,512,550
4,000,000	Second Lien Term Loan, 8.29%, 06/22/13	3,160,000

		45,904,404

CHEMICALS - 2.2%

	TPC Group LLC
1,581,032	Incremental Term Loan B, 2.88%, 06/27/13	1,492,099
5,374,496	Term B Loan, 2.88%, 06/27/13	5,072,181
1,247,740	W.R. Grace & Co. 5 Year Revolver, (b)	2,164,828
1,247,740	Revolving Credit Loan, (b)	2,164,828

		10,893,936

CONSUMER NON-DURABLES - 1.2%

	BioTech Research Labs/Philosophy Merger Sub, Inc.
2,755,020	First Lien Term Loan, 2.11%, 03/16/14	2,582,831
	KIK Custom Products, Inc.
352,850	First Lien Canadian Term Loan, 06/02/14 (b)	296,835
2,058,290	First Lien U.S. Term Loan, 06/02/14 (b)	1,731,537
2,000,000	Second Lien Term Loan, 5.32%, 12/01/14	1,193,330

		5,804,533

DIVERSIFIED MEDIA - 2.6%

	Cengage Learning Acquisitions, Inc.
3,782,443	Term Loan, 2.79%, 07/03/14	3,287,302
	Cydcor, Inc.
2,170,448	First Lien Tranche B Term Loan, 9.00%, 02/05/13	2,023,943
	Endurance Business Media, Inc.
2,000,000	Second Lien Term Loan, 01/26/14 (e)	702,500
2,725,785	Term Loan, 07/26/13 (e)	579,229
	Harland Clarke Holdings Corp.
1,267,811	Tranche B Term Loan, 2.80%, 06/30/14	1,113,867
	Metro-Goldwyn-Mayer, Inc.
8,263,880	Tranche B Term Loan, 04/09/12 (e)	3,680,236
3,984,694	Tranche B-1 Term Loan, 04/09/12 (e)	1,774,543

		13,161,620

ENERGY - 1.4%

	Big West Oil, LLC
1,100,000	Term Loan, 01/30/15 (b)	1,108,938
	Calumet Lubricants Co., LP
157,904	Credit-Linked Letter of Credit, 4.14%, 01/03/15	143,693
1,169,350	Term Loan, 4.44%, 01/03/15	1,064,109
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

ENERGY (continued)

	Venoco, Inc.
4,840,194	Second Lien Term Loan, 4.42%, 05/07/14	4,485,262

		6,802,002

FINANCIAL - 2.5%

	AGFS Funding Co.
4,000,000	Term Loan, 7.25%, 04/21/15	3,884,000
	Checksmart Financial Co.
2,500,000	Second Lien Term Loan, 5.94%, 05/01/13	312,500
	HUB International Ltd.
1,418,234	Initial Term Loan, 2.79%, 06/13/14	1,298,868
	Nuveen Investments, Inc.
6,000,000	First Lien Term Loan, 11/13/14 (b)	5,124,180
1,500,000	Second Lien Term Loan, 07/31/15 (b) (g)	1,560,750
	Online Resources Corp.
526,471	Term Loan, 2.60%, 02/21/12	438,287

		12,618,585

FOOD AND DRUG - 0.9%

	Rite Aid Corp.
1,977,849	Tranche 2 Term Loan, 2.08%, 06/04/14	1,774,299
1,958,128	Tranche 3 Term Loan, 6.00%, 06/04/14	1,879,803
747,376	Tranche 4 Term Loan, 9.50%, 06/10/15	766,528

		4,420,630

FOOD/TOBACCO - 1.9%

	DS Waters of America, Inc.
2,735,833	Term Loan, 2.59%, 10/29/12	2,646,919
	DSW Holdings, Inc.
5,500,000	Term Loan, 4.34%, 03/02/12	5,280,000
	Pierre Foods, Inc.
632,000	Term Loan, 7.00%, 03/03/16	635,422
	WM. Bolthouse Farms, Inc.
1,000,000	Second Lien Term Loan, 9.50%, 08/11/16	1,000,315

		9,562,656

FOREST PRODUCTS/CONTAINERS - 0.9%

	Consolidated Container Co. LLC
2,000,000	Second Lien Term Loan, 5.88%, 09/28/14	1,786,660
	Smurfit Stone Container Enterprises, Inc.
2,750,000	Term Loan, 02/22/16 (b)	2,737,089

		4,523,749

GAMING/LEISURE - 4.4%

	Fontainebleau Florida Hotel, LLC
9,000,000	Tranche C Term Loan, 06/06/12 (e)	3,150,000
	Ginn LA Conduit Lender, Inc.
8,648,045	First Lien Tranche A Credit- Linked Deposit, 06/08/11 (e)	724,274
18,530,803	First Lien Tranche B Term Loan, 06/08/11 (e)	1,575,118
258,175	Lake at Las Vegas Joint Venture Mezzanine, (e)	9,036
12,527,233	Revolving Loan Credit-Linked Deposit Account, 06/20/12 (e)	78,295
141,755,575	Term Loan, 06/20/12 (e)	618,140
14,098,694	Term Loan, DIP, 4.10%, 06/20/12	4,229,608
	Las Vegas Sands, LLC
722,835	Delayed Draw I Term Loan, 2.05%, 05/23/14	644,603
3,577,391	Tranche B Term Loan, 2.05%, 05/23/14	3,190,210
	MGM Mirage, Inc.
151,900	Class A-2 Loan, 1.81%, 02/21/14 (f)	120,507
1,000,000	Class B Loan, 10/03/11 (b)	955,000
216,891	Class C Loan, 7.00%, 02/21/14	182,308
3,292,663	Class D Loan, 6.00%, 10/03/11 (b)	3,144,493
400,000	Class E Loan, 02/21/14 (b)	336,222
	Nevada Land Group, LLC
265,608	First Lien Initial Loan, 7.84%, 11/10/13	266,272
766,123	Second Lien Initial Loan, 10.00%, 11/12/13 (g)	768,039
	Tamarack Resort, LLC
280,618	Term Loan (e)	224,494
	VML US Finance, LLC
638,399	Term B Delayed Draw Project Loan, 4.80%, 05/25/12	618,449
1,105,236	Term B Funded Project Loan, 4.80%, 05/27/13	1,070,697
	WAICCS Las Vegas 3 LLC
5,000,000	Second Lien Term Loan, (e)	37,500

		21,943,265

HEALTHCARE - 7.5%

	CCS Medical, Inc.
12,366,302	First Lien Term Loan, 9.00%, 03/31/15 (c)	12,118,976
4,122,101	Second Lien Term Loan, 11.00%, 03/31/16 (c)	3,668,670
	Graceway Pharmaceuticals, LLC
4,572,865	Mezzanine Loan, 10.10%, 11/01/13	708,794
	HCA, Inc.
588,225	Tranche A-1 Term Loan, 1.79%, 11/16/12	559,046
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

HEALTHCARE (continued)

	HCA, Inc. (continued)
4,198,548	Tranche B-1 Term Loan, 2.54%, 11/18/13	3,982,344
	LifeCare Holdings
15,878,164	Term Loan, 4.59%, 08/10/12	14,568,215
	MultiPlan, Inc.
797,143	Incremental Term D Loan, 6.00%, 04/12/13	797,143
	Rehabcare Group, Inc.
997,500	Term Loan B, 6.00%, 11/24/15	998,996

		37,402,184

HOUSING - 2.7%

	Custom Building Products, Inc.
2,237,288	Term Loan, 5.75%, 03/19/15	2,238,698
	EH/Transeastern, LLC/TE TOUSA
4,000,000	Term Loan, (d) (e)	—
	Kyle Acquisition Group LLC
1,142,857	Facility B,(e)	117,143
857,143	Facility C, 07/20/11 (e)	87,857
	Las Vegas Land Holdings, LLC
451,793	Term Loan, 2.29%, 03/31/16	381,765
	LBREP/L-Suncal Master I, LLC
4,843,945	First Lien Term Loan (e)	72,659
	November 2005 Land Investors, LLC
1,117,890	First Lien New Term Loan, 03/31/11 (e)	262,704
	Pacific Clarion, LLC
9,901,146	Term Loan, (e) (d)	1,521,737
	Roofing Supply Group, LLC
1,488,761	Term Loan, PIK, 9.25%, 08/24/13	1,447,820
	Westgate Investments, LLC
18,715,704	Senior Secured Loan, PIK, 09/25/10 (e)	5,626,545
8,177,228	Third Lien Term Loan, 06/30/15 (e)	1,180,206
1,694,876	Withers Preserve MB-I B-Note, (d) (e)	649,985

		13,587,119

INFORMATION TECHNOLOGY - 3.1%

	Bridge Information Systems, Inc.
421,463	Multidraw Term Loan (d) (e) (h)	—
	CDW Corp.
6,969,472	Term Loan, 4.34%, 10/10/14	6,171,850
	Infor Enterprise Solutions Holdings, Inc.
890,565	First Lien Extended Delayed Draw Term Loan, 6.11%, 07/28/15	846,042
1,706,916	First Lien Extended Initial U.S. Term Loan, 6.11%, 07/28/15	1,621,579
	Kronos, Inc.
3,600,000	Second Lien Term Loan, 6.04%, 06/11/15	3,366,000
	RedPrairie Corp.
1,800,000	Term Loan, 6.00%, 03/24/16	1,791,000
	SSI Investments II LLC
1,500,000	Term Loan, 02/10/17 (b)	1,486,253

		15,282,724

MANUFACTURING - 0.9%

	Brand Energy & Infrastructure Services, Inc.
2,000,000	Second Lien Term Loan, 02/07/15 (b)	1,807,500
	Dana Holdings Corp.
2,549,257	Term Advance, 4.60%, 01/30/15	2,461,447

		4,268,947

MEDIA/TELECOMMUNICATIONS - 0.2%

	Entravision Communications Corp.
990,446	Term Loan, 5.55%, 03/29/13	981,552

METALS/MINERALS - 0.4%

	Euramax International, Inc.
1,040,095	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	981,589
1,095,076	Domestic Term Loan, PIK, 3.00%, 06/29/13	1,033,477

		2,015,066

RETAIL - 3.7%

	Burlington Coat Factory Warehouse Corp.
7,229,522	Term Loan, 2.67%, 05/28/13	6,684,308
	Guitar Center, Inc.
3,365,378	Term Loan, 3.85%, 10/09/14	3,018,020
	Michaels Stores, Inc.
3,984,398	B-1 Term Loan, 2.69%, 10/31/13	3,673,516
1,082,120	B-2 Term Loan, 4.94%, 07/31/16	1,038,256
	Spirit Finance Corp.
4,500,000	Term Loan, 3.34%, 08/01/13	3,769,673

		18,183,773

SERVICE - 6.0%

	Advantage Sales & Marketing, Inc.
2,000,000	First Lien Term Loan, 5.00%, 05/05/16	1,992,500
500,000	Second Lien Term Loan, 8.50%, 05/05/17	496,250
	Audio Visual Services Group, Inc.
2,154,079	Second Lien Term Loan, 5.80%, 08/28/14	780,854
	CCS, Inc.
1,994,898	Term Loan, 3.35%, 11/14/14	1,710,625
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
US Senior Loans (continued)

SERVICE (continued)

	First Data Corp.
8,594,077	Initial Tranche B-1 Term Loan, 09/24/14 (b)	7,263,800
	NES Rentals Holdings, Inc.
901,982	Second Lien Permanent Term Loan, 10.00%, 07/20/13	820,803
	Sabre, Inc.
3,359,929	Initial Term Loan, 2.35%, 09/30/14	3,029,632
	Safety-Kleen Systems, Inc.
639,901	Synthetic Letter of Credit Loan, 2.81%, 08/02/13	601,507
2,958,876	Term B Loan, 3.31%, 08/02/13	2,781,344
	Thermo Fluids (Northwest), Inc.
922,697	Tranche B Term Loan, 5.33%, 06/27/13	784,293
	Travelport, LLC
10,000,000	New Post-First Amendment & Restatement Synthetic Letter of Credit, 2.79%, 08/23/13	9,508,350

		29,769,958

TELECOMMUNICATIONS - 4.1%

	Avaya, Inc.
7,234,593	Term B-1 Loan, 10/24/14 (b)	6,252,678
	Digicel International Finance, Ltd.
3,066,772	U.S. Term Loan, 2.81%, 03/30/12	2,997,770
	FairPoint Communications, Inc.
3,947,368	B Term Loan, 03/31/15 (b) (e)	3,018,098
	Knowledgepoint360 Group, LLC
1,000,000	Second Lien Term Loan, 7.45%, 04/13/15	610,000
	Level 3 Financing, Inc.
4,700,000	Tranche A Term Loan, 2.55%, 03/13/14	4,244,194
1,000,000	Tranche B Term Loan, 11.50%, 03/13/14	1,077,815
	U.S. Telepacific Corp.
2,000,000	Term Loan Advance, 9.25%, 08/17/15	1,999,000

		20,199,555

TRANSPORTATION - AUTOMOTIVE - 3.9%

	Federal-Mogul Corp.
1,976,377	Tranche B Term Loan, 2.23%, 12/29/14	1,732,216
1,008,356	Tranche C Term Loan, 2.28%, 12/28/15	883,783
	Ford Motor Co.
4,953,939	Tranche B-1 Term Loan, 3.33%, 12/15/13	4,645,854
	Key Safety Systems, Inc.
9,299,304	First Lien Term Loan, 2.60%, 03/08/14	8,317,112
2,000,000	Second Lien Term Loan, 5.35%, 09/08/14	970,000

TRANSPORTATION - AUTOMOTIVE (continued)

	Motor Coach Industries International, Inc.
1,870,952	Second Lien Tranche A, 06/30/12 (e)	1,122,571
1,152,700	Second Lien Tranche B, 06/30/12 (e)	691,620
	Remy International, Inc.
1,162,767	First Lien Tranche B Term Loan, 5.86%, 03/20/11	1,150,418

		19,513,574

TRANSPORTATION - LAND TRANSPORTATION - 0.3%

	SIRVA Worldwide, Inc.
702,298	Revolving Credit Loan (Exit Finance), 6.21%, 05/12/12 (f)	481,074
1,977,806	Second Lien Term Loan, 12.00%, 05/12/15	543,897
849,476	Term Loan (Exit Finance), PIK, 12.81%, 05/12/12	641,355

		1,666,326

UTILITY - 3.2%

	Coleto Creek Power, LP
25,431	First Lien Synthetic Letter of Credit, 3.04%, 06/28/13	23,333
332,163	First Lien Term Loan, 3.06%, 06/28/13	305,314
4,812,500	Second Lien Term Loan, 4.35%, 06/28/13	3,913,766
	Entegra TC, LLC
3,319,860	Third Lien Term Loan, PIK, 6.29%, 10/19/15	1,697,278
	GBGH, LLC
1,762,115	First Lien Term Loan, 4.00%, 06/09/13 (d)	1,459,559
581,688	Second Lien Term Loan, 12.00%, 06/09/14 (d) (g)	—
	Mach Gen, LLC
275,103	First Lien Synthetic Letter of Credit Loan, 2.29%, 02/22/13	254,814
	Texas Competitive Electric Holdings Co., LLC
2,500,000	Initial Tranche B-1 Term Loan, 10/10/14 (b)	1,932,638
7,883,900	Initial Tranche B-2 Term Loan, 3.97%, 10/10/14	6,087,001

		15,673,703

	Total US Senior Loans (Cost $602,328,457)	363,188,510

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Fund

Principal Amount		Value ($)
Foreign Denominated Senior Loans (a) - 14.2%

AUSTRALIA - 3.8%
AUD

	PBL Media Group Ltd.
2,790,881	Facility A Term Loan, 6.88%, 12/31/12	2,081,936
12,375,240	Facility B Tranche 1 Term Loan, 7.13%, 02/07/13	9,161,734
	SMG H5 Pty., Ltd.
9,640,647	Facility A Term Loan, 7.00%, 12/24/12	7,569,682

		18,813,352

AUSTRIA - 0.4%
EUR

	Sacher Funding Ltd.
6,021,017	Euro Term Loan, PIK, 05/14/14 (e)	2,112,571

GERMANY - 0.2%
EUR

	CBR Fasion GmbH
625,000	Second Lien Facility, 10/19/16 (b)	633,917
	Schieder Mobel Holding, GmbH
379,669	Delayed Draw Term Loan, 07/20/10 (d) (e)	91,578

		725,495

SPAIN - 1.3%
EUR

	Grupo Gasmedi, S.L.
3,166,667	Second Lien Tranche E Term Loan, 5.42%, 02/11/16	3,084,935
1,409,008	Tranche B Term Loan, 3.17%, 08/11/14	1,615,895
1,409,008	Tranche C Term Loan, 3.67%, 08/11/15	1,615,895
	Maxi PIX Sarl
2,908,210	Euro Term Loan, PIK, 8.72%, 05/31/16	82,484

		6,399,209

UNITED KINGDOM - 6.7%
EUR

	Dollar Financial UK Ltd.
141,264	U.K. Borrower Euro Term Loan, 5.75%, 10/30/12	166,361

GBP

	Airport Development & Investment Ltd.
3,131,600	Second Lien Facility, 4.85%, 04/07/11	4,341,104
	All3Media Intermediate Ltd.
714,753	Facility B1, 3.02%, 08/31/14	924,923
2,585,073	Facility C, 3.59%, 08/31/15	3,345,201
3,000,000	Facility D, 5.46%, 02/29/16	3,296,561
4,199,192	Mezzanine Loan, PIK, 4.72%, 08/31/16	4,401,797
	Henson No. 4 Ltd.
1,875,035	Facility B, 4.66%, 10/30/13	2,412,824
1,875,035	Facility C, 5.16%, 02/13/15	2,426,379
	Highland Acquisitions Ltd.
1,000,000	Facility B, 3.45%, 12/31/14	1,307,057
1,000,000	Facility C, 3.95%, 12/31/15	1,314,287
1,193,140	Mezzanine Facility, PIK, 5.70%, 12/29/16	1,474,972
	Towergate Partnership Ltd.
3,125,000	Facility A, 3.07%, 10/31/12	4,111,664
3,125,000	Facility B, 3.57%, 10/31/13	4,111,664

		33,468,433

UNITED STATES - 1.8%
EUR

	Infor Enterprise Solutions Holdings, Inc.
1,870,309	First Lien Extended Initial Euro Term Loan, 6.15%, 07/28/15	2,133,398

GBP

	Aramark Corp.
1,209,375	U.K. Term Loan, 2.77%, 01/26/14	1,648,043
	Knowledgepoint360 Group, LLC
1,582,689	First Lien U.K. Term Loan, 3.95%, 04/13/14	1,830,677
	PlayPower, Inc.
2,367,993	Tranche B Sterling Term Loan, 6.18%, 06/30/12	3,235,479

		6,714,199

	Total Foreign Denominated Senior Loans (Cost $103,864,534)	70,533,018

Principal Amount ($)
Asset-Backed Securities (i) (j) - 3.5%

	ABCLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.15%, 04/15/21 (d)	1,253,548
	ACA CLO, Ltd.
4,800,000	Series 2006-2A, Class B, 1.03%, 01/20/21	3,120,000
1,000,000	Series 2007-1A, Class D, 2.65%, 06/15/22	562,500
	Babson CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.55%, 01/18/21	570,020
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Fund

Principal Amount ($)		Value ($)
Asset-Backed Securities (continued)

	Babson CLO, Ltd. (continued)
1,000,000	Series 2007-2A, Class D, 2.00%, 04/15/21	500,000
	Cent CDO, Ltd.
1,000,000	Series 2007-14A, Class D, 1.60%, 04/15/21	615,000
1,000,000	Series 2007-15A, Class C, 2.51%, 03/11/21	622,290
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007-1A, Class D, 1.79%, 05/16/19	1,240,000
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.70%, 07/15/21	1,380,000
	Goldman Sachs Asset
847,661	Management CLO, PLC, Series 2007-1A, Class E, 5.34%, 08/01/22	525,550
	GSC Partners CDO Fund, Ltd.,
1,000,000	Series 2007-8A, Class C, 1.78%, 04/17/21	420,000
	Gulf Stream Sextant CLO, Ltd.
1,000,000	Series 2007-1A, Class D, 2.66%, 06/17/21	505,000
	ING Investment Management
1,000,000	Series 2006-3A, Class C, 1.75%, 12/13/20	550,000
	Madison Park Funding Ltd.
3,000,000	Series 2007-5A, Class C, 1.96%, 02/26/21	1,736,640
	Navigator CDO, Ltd.
835,038	Series 2006-2A, Class D, 3.77%, 09/20/20	334,892
	Ocean Trails CLO
1,622,089	Series 2007-2A, Class D, 4.80%, 06/27/22	782,658
	PPM Grayhawk CLO, Ltd.
826,734	Series 2007-1A, Class D, 3.90%, 04/18/21	434,539
	Primus CLO, Ltd.
1,889,756	Series 2007-2A, Class E, 5.05%, 07/15/21	849,634
	Stanfield Daytona CLO, Ltd.
1,000,000	Series 2007-1A, Class B1L, 1.67%, 04/27/21	570,000
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.65%, 04/17/21	1,080,000

	Total Asset-Backed Securities (Cost $21,981,684)	17,652,271

Corporate Notes and Bonds - 1.6%

CHEMICALS - 1.6%

	Lyondell Chemical Co.
7,600,205	11.00%, 05/01/18	8,094,218

	Total Corporate Notes and Bonds (Cost $8,063,383)	8,094,218

Claims (d) (k) - 0.0%

RETAIL - 0.0%

	Home Interiors & Gifts, Inc.
28,851,468	Proof of Claims	49,047

	Total Claims (Cost $26,925,174)	49,047

Shares
Common Stocks (k) - 1.5%

BROADCASTING - 0.0%

152,363	Communications Corp. of America (c) (d)	—

CHEMICALS - 0.3%

33,594	Lyondell Chemical Co., Class A	640,805
30,786	Lyondell Chemical Co., Class B	583,395
20,650	Panda Hereford Ethanol, L.P.	309,750

		1,533,950

ENERGY - 0.2%

427,210	Value Creation, Inc.	854,420

GAMING/LEISURE - 0.2%

4	Nevada Land Group, LLC (d)	1,089,655

HEALTHCARE - 0.5%

82,441	CCS Medical, Inc. (c)	2,432,009

HOUSING - 0.1%

880,996	Las Vegas Land Holdings, LLC	308,349

METALS/MINERALS - 0.2%

6,158	Euramax International, Inc. (d)	985,280

TRANSPORTATION — LAND TRANSPORTATION - 0.0%

10,048	SIRVA Worldwide, Inc. (d)	93,346

UTILITY - 0.0%

132,930	Entegra TC, LLC	59,819
3,178	GBGH, LLC (d)	—

		59,819

	Total Common Stocks (Cost $11,006,932)	7,356,828

Total Investments - 93.8% (Cost of $774,170,164) (l)		466,873,892

Other Assets & Liabilities, Net - 6.2%		30,921,834

Net Assets - 100.0%		$497,795,726

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Fund

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Floating Rate Fund (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (f), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at May 31, 2010. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended May 31, 2010.

			Market Value
	Par Value	Shares
	at May 31,	at May	August 31,	May 31,
	2010	31, 2010	2009	2010

ComCorp Broadcasting, Inc. (Senior Loans) *	$2,989,118	—	$1,736,584	$2,587,680
CCS Medical, Inc. (Senior Loans)	16,488,403	—	14,765,646	15,787,646
Communications Corp of America (Common Stock)	—	152,363	—	—
CCS Medical, Inc. (Common Stock)	—	82,441	—	2,432,009

	$19,477,521	234,804	$16,502,230	$20,807,335

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(d)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $48,055,555, or 9.7% of net assets, were fair valued as of May 31, 2010.

(e)	The issuer is in default of its payment obligation. Income is not being accrued.

(f)	Senior Loan Notes have additional unfunded loan commitments. As of May 31, 2010, the Portfolio had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitment
Broadstripe, LLC	$3,555,627
MGM Mirage, Inc.	431,209
SIRVA Worldwide, Inc.	582,513

$4,569,349

(g)	Fixed rate senior loan.

(h)	Senior loan held on participation.

(i)	Floating rate asset. The interest rate shown reflects the rate in effect at May 31, 2010.

(j)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At May 31, 2010, these securities amounted to $17,652,271 or 3.5% of net assets.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is $775,381,333. Unrealized appreciation and depreciation on investments are as follows:

Gross appreciation	$4,575,008
Gross depreciation	(313,082,449)

Net depreciation	$(308,507,441)

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great Britain Pound

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
DIP	Debtor-in-Possession
PIK	Payment-in-Kind
Forward foreign currency contracts outstanding as of May 31, 2010 were as follows:

		Principal
Contracts		Amount		Net
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation*

Sell	EUR	12,320,000	08/04/10	$2,050,728
Sell	GBP	9,748,600	08/04/10	1,445,629
Sell	GBP	18,020,000	11/12/10	249,352

				$3,745,709

*	The primary risk exposure is foreign exchange contracts (See Notes to Investment Portfolio).
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of May 31, 2010	Highland Floating Rate Fund
Foreign Denominated Senior Loans
Industry Concentration Table:
(% of Net Assets)

Diversified Media	3.8%
Broadcasting	2.4%
Financial	2.1%
Retail	1.9%
Healthcare	1.3%
Aerospace	0.9%
Consumer Durables	0.7%
Information Technology	0.4%
Telecommunications	0.4%
Food and Drug	0.3%

Total	14.2%

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of May 31, 2010 (unaudited)	Highland Floating Rate Fund
Security Valuation
In computing the Fund’s net assets, securities with readily available market quotations use those quotations for valuation. Securities where there are no readily available market quotations, will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and has been approved by the Trustees.
Securities for which market quotations are not readily available, and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at cost adjusted for amortization of premiums and accretion of discounts. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in NAV resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time. Forwards involve counterparty credit risk to the Fund because the forwards are not exchange traded and there is no clearinghouse to guarantee forwards against default. During the nine months ended May 31, 2010, the open and close values of forward foreign currency contracts were EUR 19,320,000 and EUR 69,200,000 and GBP 46,868,600 and GBP 80,788,000, respectively.
Fair Value Measurements:
Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO

As of May 31, 2010 (unaudited)	Highland Floating Rate Fund
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of May 31, 2010 is as follows:

				Level 3
				Significant
	Total Value at	Level 1 Quoted	Level 2	Unobservable
Investments in Securities	May 31, 2010	Price	Signficant Input	Input
Common Stocks
Chemicals	$1,533,950	$—	$1,224,200	$309,750
Energy	854,420	—	—	854,420
Gaming/Leisure	1,089,655	—	—	1,089,655
Healthcare	2,432,009	—	2,432,009	—
Housing	308,349	—	—	308,349
Metals/Minerals	985,280	—	—	985,280
Transportation — Land	93,346	—	—	93,346
Utility	59,819	—	—	59,819
Debt
Senior Loans	433,721,528	—	294,511,863	139,209,665
Asset-Backed Securities	17,652,271	—	—	17,652,271
Corporate Debt	8,094,218	—	8,094,218	—
Claims	49,047	—	—	49,047

Total	$466,873,892	$—	$306,262,290	$160,611,602

Other Financial Instruments*
Assets	3,745,709	—	3,745,709	—

Total	$470,619,601	$—	$310,007,999	$160,611,602

*	Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forwards, which are valued at the unrealized appreciation/(depreciation) on the investment.
The Fund did not have any liabilities that were classified as Level 3 as of May 31, 2010.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of May 31, 2010 (unaudited)	Highland Floating Rate Fund
The table below set forth a summary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended May 31, 2010.

			Net amortization/
	Balance as of	Transfers	(accretion) of	Net	Net	Net	Balance as of
Assets at Fair Value using	August 31,	in/(out)	premium/	realized	unrealized	purchase/	May 31,
unobservable inputs (Level 3)	2009	of Level 3	(discount)	gains/(losses)	gains/(losses)	(sales) *	2010
Common Stocks
Chemicals	$225,091	$—	$—	$—	$66,020	$18,639	$309,750
Energy	—	—	—	—	854,013	407	854,420
Gaming/Leisure	—	—	—	—	9,363	1,080,292	1,089,655
Housing	—	—	—	—	(821,144)	1,129,493	308,349
Metals/Minerals	246,690	—	—	—	320,260	418,330	985,280
Transportation - Land Transportation	470,950	—	—	—	(377,604)	—	93,346
Utility	166,805	—	—	(327,433)	(197,766)	418,213	59,819
Debt
Senior Loans	278,391,898	(67,807,977)	595,920	(23,971,793)	33,358,676	(81,357,059)	139,209,665
Asset-Backed Securities	7,477,719	—	—	322,966	10,751,174	(899,588)	17,652,271
Claims	171,511	—	—	(8,249,405)	8,422,616	(295,675)	49,047

Total	$287,150,664	$(67,807,977)	$595,920	$(32,225,665)	$52,385,608	$(79,486,948)	$160,611,602

*	Includes any applicable borrowings and / or paydowns made on securities held in the Fund’s Investment Portfolio.
The net unrealized gains presented in the table above relates to investments that are still held at May 31, 2010.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended May 31, 2010, $67,807,977 of the Fund’s portfolio investments were transferred to/from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgements and estimates not easily substantiated.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Floating Rate Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date                7/27/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date                7/27/10

By (Signature and Title)*	/s/ M. Jason Blackburn M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)
Date                7/27/10

*	Print the name and title of each signing officer under his or her signature.